Schedule of amount incurred by the group (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operation and Support Services [Member] | Smart Frontier Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Operation and support services expenses	[1]	¥ 29,928

[1]	Smart Frontier (Shanghai) Technology Co., Ltd. (“Smart Frontier”) is an equity method investee of the Group. The subsidiaries of Smart Frontier provide operation and support services to the Group.